Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 7,810	€ 7,677
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	7,896	7,777
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 86	€ 100